UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22700

Exchange Traded Concepts Trust II

(Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH   43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST II Horizons S&P 500® Covered Call ETF

Semi-Annual Report

October 31, 2013
(Unaudited)

Exchange Traded Concepts Trust II TABLE OF CONTENTS	October 31, 2013 (Unaudited)

Schedule of Portfolio Investments	1
Schedule of Written Call Options	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Disclosure of Fund Expenses	27
Other Information	28
Board of Trustees Approval of the Investment Management Agreement	29

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds.Each Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of at least 50,000 shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (99.8%)
Consumer Discretionary (12.5%)
Abercrombie & Fitch Co., Class A	105	3,935
Amazon.com, Inc. *	512	186,384
AutoNation, Inc. *	88	4,244
AutoZone, Inc. *	48	20,865
Bed Bath & Beyond, Inc. *	301	23,273
Best Buy Co., Inc.	373	15,964
BorgWarner, Inc.	158	16,295
Cablevision Systems Corp., Class A	296	4,603
Carnival Corp.	606	20,998
CBS Corp., Class B	778	46,011
Chipotle Mexican Grill *	42	22,133
Coach, Inc.	390	19,765
Coca-Cola Enterprises, Inc.	344	14,355
Comcast Corp., Class A	3,622	172,334
D.R. Horton, Inc.	393	7,447
Darden Restaurants, Inc.	180	9,275
Delphi Automotive PLC	391	22,365
DIRECTV *	706	44,118
Discovery Communications, Inc., Class A *	320	28,454
Dollar General Corp. *	412	23,805
Dollar Tree, Inc. *	308	17,987
Expedia, Inc.	148	8,714
Family Dollar Stores, Inc.	133	9,161
Ford Motor Co.	5,456	93,352
Fossil Group, Inc. *	70	8,886
Gamestop Corp.	162	8,881
Gannett Co., Inc.	317	8,771
Gap, Inc.	382	14,130
Garmin, Ltd.	170	7,948
General Motors Co. *	1,303	48,146
Genuine Parts Co.	214	16,870
Goodyear Tire & Rubber Co.	341	7,154
H&R Block, Inc.	378	10,750
Harley-Davidson, Inc.	308	19,724
Harman International Industries, Inc.	94	7,616
Hasbro, Inc.	160	8,264
International Game Technology	361	6,787
J.C. Penney Co., Inc. *	421	3,158
Johnson Controls, Inc.	947	43,704
Kohl's Corp.	282	16,018
L Brands, Inc.	337	21,100
Leggett & Platt, Inc.	196	5,829
Lennar Corp.	230	8,177
Lowe's Cos., Inc.	1,456	72,480
Macy's, Inc.	521	24,023
Marriott International, Inc., Class A	314	14,155
Mattel, Inc.	476	21,120

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
McDonald's Corp.	1,384	133,583
McGraw-Hill Cos., Inc.	381	26,548
Netflix.com, Inc. *	81	26,121
Newell Rubbermaid, Inc.	398	11,793
News Corp., Class A *	690	12,144
Nike, Inc., Class B	1,035	78,412
Nordstrom, Inc.	200	12,094
Omnicom Group, Inc.	356	24,247
O'Reilly Automotive, Inc. *	150	18,572
PetSmart, Inc.	144	10,477
Polo Ralph Lauren Corp.	84	13,914
Priceline.com, Inc. *	71	74,822
Pulte Group, Inc.	484	8,543
PVH Corp.	113	14,076
Ross Stores, Inc.	300	23,205
Scripps Networks Interactive, Inc.	151	12,156
Staples, Inc.	914	14,734
Starbucks Corp.	1,041	84,373
Starwood Hotels & Resorts Worldwide, Inc.	270	19,877
Target Corp.	874	56,627
The Home Depot, Inc.	1,984	154,534
The Interpublic Group of Cos., Inc.	584	9,811
The Walt Disney Co.	2,301	157,826
The Washington Post Co., Class B	6	3,860
Time Warner Cable, Class A	395	47,459
Time Warner, Inc.	1,274	87,575
TJX Cos., Inc.	991	60,243
TripAdvisor, Inc. *	154	12,737
Twenty-First Century Fox, Inc.	2,751	93,754
Urban Outfitters, Inc. *	151	5,720
VF Corp.	122	26,230
Viacom, Inc., Class B	601	50,057
Whirlpool Corp.	110	16,060
Wyndham Worldwide Corp.	184	12,218
Wynn Resorts, Ltd.	112	18,620
Yum! Brands, Inc.	617	41,722
		2,714,272
Consumer Staples (10.1%)
Altria Group, Inc.	2,775	103,313
Archer-Daniels-Midland Co.	913	37,342
Avon Products, Inc.	601	10,518
Brown-Forman Corp., Class B	225	16,421
Campbell Soup Co.	247	10,515
Clorox Co.	181	16,324
Coca-Cola Co.	5,280	208,929
Colgate-Palmolive Co.	1,221	79,035
ConAgra Foods, Inc.	584	18,577

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, continued
Constellation Brands, Inc. *	230	15,019
Costco Wholesale Corp.	604	71,272
CVS Caremark Corp.	1,701	105,904
Dr. Pepper Snapple Group, Inc.	282	13,353
Estee Lauder Cos., Class A	354	25,119
General Mills, Inc.	888	44,773
Hormel Foods Corp.	186	8,084
Kellogg Co.	356	22,517
Kimberly-Clark Corp.	530	57,240
Kraft Foods Group, Inc.	824	44,809
Kroger Co.	717	30,716
Lorillard, Inc.	517	26,372
McCormick & Co., Inc.	183	12,654
Mead Johnson Nutrition Co.	280	22,865
Molson Coors Brewing Co.	218	11,772
Mondelez International, Inc.	2,466	82,956
Monster Beverage Corp. *	187	10,702
PepsiCo, Inc.	2,135	179,532
Philip Morris International	2,241	199,718
Procter & Gamble Co.	3,793	306,286
Reynolds American, Inc.	438	22,500
Safeway, Inc.	334	11,657
Sysco Corp.	814	26,325
The Hershey Co.	206	20,443
The J.M. Smucker Co.	145	16,125
Tyson Foods, Inc., Class A	385	10,653
Walgreen Co.	1,204	71,325
Wal-Mart Stores, Inc.	2,254	172,995
Whole Foods Market, Inc.	515	32,512
		2,177,172
Energy (10.4%)
Anadarko Petroleum Corp.	696	66,322
Apache Corp.	558	49,550
Baker Hughes, Inc.	613	35,609
Cabot Oil & Gas Corp.	582	20,556
Cameron International Corp. *	341	18,707
Chesapeake Energy Corp.	702	19,628
Chevron Corp.	2,675	320,892
ConocoPhillips	1,693	124,097
CONSOL Energy, Inc.	316	11,534
Denbury Resources, Inc. *	516	9,799
Devon Energy Corp.	528	33,380
Diamond Offshore Drilling, Inc.	96	5,945
Ensco PLC, Class A	323	18,621
EOG Resources, Inc.	377	67,257
Exxon Mobil Corp.	6,086	545,426
FMC Technologies, Inc. *	327	16,530
Halliburton Co.	1,171	62,098

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
Helmerich & Payne, Inc.	147	11,400
Hess Corp.	400	32,480
Kinder Morgan, Inc.	932	32,909
Marathon Oil Corp.	983	34,661
Marathon Petroleum Corp.	433	31,029
Murphy Oil Corp.	243	14,658
Nabors Industries, Ltd.	360	6,293
National-Oilwell Varco, Inc.	592	48,059
Newfield Exploration Co. *	187	5,694
Noble Corp.	351	13,233
Noble Energy, Inc.	497	37,240
Occidental Petroleum Corp.	1,115	107,129
Peabody Energy Corp.	373	7,266
Phillips 66	846	54,508
Pioneer Natural Resources Co.	192	39,318
QEP Resources, Inc.	247	8,166
Range Resources Corp.	226	17,110
Rowan Cos. PLC *	172	6,206
Schlumberger, Ltd.	1,832	171,695
Southwestern Energy Co. *	486	18,089
Spectra Energy Corp.	926	32,938
Tesoro Corp.	186	9,094
Transocean, Ltd.	500	23,535
Valero Energy Corp.	751	30,919
Williams Cos., Inc.	946	33,782
WPX Energy, Inc. *	277	6,133
		2,259,495
Financials (15.7%)
ACE, Ltd.	471	44,952
AFLAC, Inc.	644	41,847
Allstate Corp.	642	34,065
American Express Co.	1,285	105,113
American International Group, Inc.	2,044	105,573
Ameriprise Financial, Inc.	274	27,548
AON PLC	425	33,613
Apartment Investment & Management Co., Class A	202	5,652
Assurant, Inc.	103	6,023
AvalonBay Communities, Inc.	168	21,008
Bank of America Corp.	14,878	207,697
Bank of New York Mellon Corp.	1,593	50,657
BB&T Corp.	974	33,087
Berkshire Hathaway, Inc., Class B *	2,492	286,780
BlackRock, Inc., Class A	174	52,341
Boston Properties, Inc.	211	21,839
Capital One Financial Corp.	811	55,691
CBRE Group, Inc., Class A *	384	8,920
Chubb Corp.	354	32,596

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Cincinnati Financial Corp.	204	10,200
Citigroup, Inc.	4,212	205,461
CME Group, Inc.	435	32,281
Comerica, Inc.	256	11,085
D&B Corp.	53	5,766
Discover Financial Services, Inc.	670	34,760
E*Trade Financial Corp. *	397	6,713
Equity Residential (REIT)	464	24,295
Fifth Third BanCorp	1,228	23,369
Franklin Resources, Inc.	563	30,323
Genworth Financial, Inc., Class A *	683	9,924
Goldman Sachs Group, Inc.	578	92,977
Hartford Financial Services Group, Inc.	630	21,231
HCP, Inc.	630	26,145
Health Care REIT, Inc.	396	25,681
Host Hotels & Resorts, Inc.	1,038	19,255
Hudson City BanCorp, Inc.	658	5,909
Huntington Bancshares, Inc.	1,148	10,102
IntercontinentalExchange, Inc. *	101	19,466
Invesco, Ltd.	613	20,689
JPMorgan Chase & Co.	5,213	268,678
KeyCorp	1,262	15,813
Kimco Realty Corp.	567	12,179
Legg Mason, Inc.	150	5,771
Leucadia National Corp.	434	12,300
Lincoln National Corp.	366	16,620
Loews Corp.	423	20,435
M & T Bank Corp.	180	20,255
Marsh & McLennan Cos., Inc.	761	34,854
MetLife, Inc.	1,551	73,378
Moody's Corp.	268	18,937
Morgan Stanley	1,925	55,305
Northern Trust Corp.	312	17,603
NYSE Euronext	336	14,791
People's United Financial, Inc.	444	6,407
Plum Creek Timber Co., Inc.	225	10,215
PNC Financial Services Group	736	54,118
Principal Financial Group, Inc.	378	17,940
Progressive Corp.	765	19,867
Prologis, Inc.	691	27,605
Prudential Financial, Inc.	644	52,415
Public Storage	200	33,394
Regions Financial Corp.	1,933	18,615
Robert Half International, Inc.	192	7,398
Simon Property Group, Inc.	430	66,457
SLM Corp.	604	15,323
State Street Corp.	617	43,233

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
SunTrust Banks, Inc.	746	25,095
T. Rowe Price Group, Inc.	360	27,868
The Charles Schwab Corp.	1,601	36,263
The Macerich Co.	194	11,487
The NASDAQ OMX Group, Inc.	160	5,669
Torchmark Corp.	126	9,180
Travelers Cos., Inc.	517	44,617
U.S. BanCorp	2,547	95,156
Unum Group	365	11,585
Ventas, Inc.	406	26,487
Vornado Realty Trust	241	21,463
Wells Fargo & Co.	6,692	285,682
Weyerhaeuser Co.	808	24,563
XL Group PLC	396	12,106
Zions BanCorp.	255	7,234
		3,414,995
Health Care (13.1%)
Abbott Laboratories	2,152	78,656
Abbvie, Inc.	2,195	106,348
Actavis, Inc. PLC *	240	37,099
Aetna, Inc.	515	32,291
Agilent Technologies, Inc.	457	23,197
Alexion Pharmaceuticals, Inc. *	271	33,319
Allergan, Inc.	411	37,241
AmerisourceBergen Corp.	320	20,906
Amgen, Inc.	1,043	120,989
Baxter International, Inc.	752	49,534
Beam, Inc.	224	15,075
Becton Dickinson & Co.	268	28,175
Biogen Idec, Inc. *	328	80,094
Boston Scientific Corp. *	1,860	21,743
Bristol-Myers Squibb Co.	2,280	119,746
C.R. Bard, Inc.	110	14,984
Cardinal Health, Inc.	470	27,570
Carefusion Corp. *	296	11,476
Celgene Corp. *	570	84,639
Cerner Corp. *	408	22,860
CIGNA Corp.	392	30,176
Covidien PLC	636	40,774
DaVita Healthcare Partners, Inc. *	244	13,715
DENTSPLY International, Inc.	196	9,232
Edwards Lifesciences Corp. *	155	10,104
Eli Lilly & Co.	1,373	68,403
Express Scripts Holding, Inc. *	1,127	70,460
Forest Laboratories, Inc. *	326	15,332
Gilead Sciences, Inc. *	2,120	150,500
Hospira, Inc. *	228	9,239
Humana, Inc.	216	19,904

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, continued
Intuitive Surgical, Inc. *	55	20,433
Johnson & Johnson	3,897	360,900
Laboratory Corp. of America Holdings *	124	12,512
Life Technologies Corp. *	238	17,924
McKesson Corp.	316	49,403
Medtronic, Inc.	1,381	79,269
Merck & Co., Inc.	4,053	182,750
Mylan Laboratories, Inc. *	528	19,995
Patterson Cos., Inc.	115	4,889
PerkinElmer, Inc.	155	5,896
Perrigo Co.	130	17,926
Pfizer, Inc.	9,168	281,273
Quest Diagnostics, Inc.	210	12,581
Regeneron Pharmaceuticals, Inc. *	107	30,773
St. Jude Medical, Inc.	397	22,784
Stryker Corp.	408	30,135
Tenet Healthcare Corp. *	141	6,654
Thermo Fisher Scientific, Inc.	498	48,694
UnitedHealth Group, Inc.	1,407	96,042
Varian Medical Systems, Inc. *	148	10,742
Vertex Pharmaceuticals, Inc. *	322	22,971
Waters Corp. *	117	11,808
WellPoint, Inc.	414	35,107
Zimmer Holdings, Inc.	234	20,468
Zoetis, Inc.	692	21,909
		2,827,619
Industrials (10.9%)
3M Co.	898	113,013
AMETEK, Inc.	337	16,119
Avery Dennison Corp.	135	6,361
C.H. Robinson Worldwide, Inc.	221	13,203
CarMax, Inc. *	310	14,567
Caterpillar, Inc.	881	73,441
Cintas Corp.	142	7,635
CSX Corp.	1,411	36,771
Cummins, Inc.	241	30,612
Danaher Corp.	828	59,691
Deere & Co.	530	43,375
Delta Air Lines, Inc.	1,187	31,313
Dover Corp.	236	21,662
Eaton Corp. PLC	656	46,287
Emerson Electric Co.	990	66,300
Equifax, Inc.	167	10,800
Expeditors International of Washington, Inc.	285	12,908
Fastenal Co.	377	18,775
FedEx Corp.	411	53,841

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Flowserve Corp.	194	13,477
Fluor Corp.	225	16,700
General Dynamics Corp.	460	39,850
General Electric Co.	14,081	368,077
Honeywell International, Inc.	1,086	94,189
Illinois Tool Works, Inc.	571	44,989
Ingersoll-Rand PLC	374	25,256
Iron Mountain, Inc.	235	6,237
Jacobs Engineering Group, Inc. *	182	11,069
Joy Global, Inc.	146	8,286
Kansas City Southern Industries, Inc.	152	18,471
L-3 Communications Holdings, Inc.	124	12,456
Lockheed Martin Corp.	373	49,736
Masco Corp.	494	10,438
Nielsen Holdings NV	297	11,714
Norfolk Southern Corp.	432	37,161
Northrop Grumman Corp.	318	34,188
PACCAR, Inc.	490	27,244
Pall Corp.	154	12,400
Parker Hannifin Corp.	206	24,044
Pentair, Ltd.	275	18,450
Pitney Bowes, Inc.	280	5,975
Precision Castparts Corp.	201	50,943
Quanta Services, Inc. *	295	8,912
Raytheon Co.	446	36,737
Republic Services, Inc., Class A	375	12,551
Rockwell Automation, Inc.	192	21,199
Rockwell Collins, Inc.	186	12,988
Roper Industries, Inc.	137	17,373
Ryder System, Inc.	72	4,740
Snap-on, Inc.	81	8,430
Southwest Airlines Co.	977	16,824
Stanley Black & Decker, Inc.	222	17,558
Stericycle, Inc. *	118	13,712
Textron, Inc.	388	11,171
The ADT Corp.	276	11,970
The Boeing Co.	961	125,410
Tiffany & Co.	152	12,034
Tyco International, Ltd.	640	23,392
Union Pacific Corp.	642	97,198
United Parcel Service, Inc., Class B	1,001	98,337
United Technologies Corp.	1,168	124,100
W.W. Grainger, Inc.	85	22,862
Waste Management, Inc.	603	26,255
Xylem, Inc.	256	8,832
		2,350,609

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology (17.7%)
Accenture PLC	893	65,636
Adobe Systems, Inc. *	646	35,013
Akamai Technologies, Inc. *	246	11,006
Altera Corp.	442	14,851
Amphenol Corp., Class A	220	17,664
Analog Devices, Inc.	430	21,199
Apple, Inc.	1,257	656,593
Applied Materials, Inc.	1,665	29,720
Autodesk, Inc. *	308	12,292
Automatic Data Processing, Inc.	668	50,080
Broadcom Corp., Class A	762	20,361
CA, Inc.	454	14,419
Cisco Systems, Inc.	7,425	167,063
Citrix Systems, Inc. *	260	14,763
Cognizant Technology Solutions Corp. *	417	36,250
Computer Sciences Corp.	204	10,049
Corning, Inc.	2,022	34,556
eBay, Inc. *	1,613	85,021
Electronic Arts, Inc. *	424	11,130
EMC Corp.	2,882	69,369
F5 Networks, Inc. *	108	8,803
Fidelity National Information Services, Inc.	404	19,695
First Solar, Inc. *	95	4,776
Fiserv, Inc. *	180	18,851
FLIR Systems, Inc.	196	5,582
Google, Inc., Class A *	387	398,835
Harris Corp.	147	9,108
Hewlett-Packard Co.	2,661	64,848
Intel Corp.	6,900	168,567
International Business Machines Corp.	1,426	255,554
Intuit, Inc.	411	29,350
Jabil Circuit, Inc.	255	5,319
JDS Uniphase Corp. *	328	4,294
Juniper Networks, Inc. *	702	13,085
KLA-Tencor Corp.	230	15,088
Lam Research Corp. *	225	12,202
Linear Technology Corp.	323	13,288
LSI Logic Corp.	757	6,419
Mastercard, Inc., Class A	143	102,545
Microchip Technology, Inc.	273	11,728
Micron Technology, Inc. *	1,437	25,406
Microsoft Corp.	10,482	370,538
Molex, Inc.	190	7,334
Motorola Solutions, Inc.	327	20,444
NetApp, Inc.	471	18,280

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
NVIDIA Corp.	801	12,159
Oracle Corp.	4,938	165,422
Paychex, Inc.	451	19,059
Qualcomm, Inc.	2,375	164,991
Red Hat, Inc. *	262	11,337
Salesforce.com, Inc. *	758	40,447
SanDisk Corp.	333	23,144
Seagate Technology PLC	448	21,809
Symantec Corp.	967	21,990
TE Connectivity, Ltd.	572	29,452
Teradata Corp. *	225	9,916
Teradyne, Inc. *	265	4,635
Texas Instruments, Inc.	1,525	64,172
Total System Services, Inc.	231	6,891
VeriSign, Inc. *	186	10,096
Visa, Inc., Class A	714	140,422
Western Digital Corp.	292	20,332
Western Union Co.	764	13,003
Xerox Corp.	1,604	15,944
Xilinx, Inc.	368	16,715
Yahoo!, Inc. *	1,314	43,270
		3,842,180
Materials (3.5%)
Air Products & Chemicals, Inc.	290	31,613
Airgas, Inc.	91	9,925
Alcoa, Inc.	1,481	13,729
Allegheny Technologies, Inc.	150	4,965
Ball Corp.	201	9,827
Bemis Co., Inc.	142	5,666
CF Industries Holdings, Inc.	78	16,817
Cliffs Natural Resources, Inc.	212	5,444
E.I. du Pont de Nemours & Co.	1,278	78,215
Eastman Chemical Co.	213	16,782
Ecolab, Inc.	375	39,750
FMC Corp.	188	13,679
Freeport-McMoRan Copper & Gold, Inc., Class B	1,437	52,823
International Flavors & Fragrances, Inc.	113	9,339
International Paper Co.	617	27,524
Lyondellbasell Industries NV, Class A	620	46,252
MeadWestvaco Corp.	245	8,538
Monsanto Co.	738	77,402
Newmont Mining Corp.	688	18,755
Nucor Corp.	441	22,831
Owens-Illinois, Inc. *	227	7,216
PPG Industries, Inc.	197	35,968
Praxair, Inc.	408	50,882

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, continued
Sealed Air Corp.	271	8,179
Sherwin-Williams Co.	121	22,748
Sigma-Aldrich Corp.	166	14,347
The Dow Chemical Co.	1,676	66,152
The Mosaic Co.	472	21,641
U.S. Steel Corp.	200	4,978
Vulcan Materials Co.	180	9,639
		751,626
Telecommunication Services (2.7%)
American Tower Corp.	546	43,325
AT&T, Inc.	7,355	266,251
CenturyLink, Inc.	832	28,172
Crown Castle International Corp. *	405	30,788
Frontier Communications Corp.	1,384	6,103
Verizon Communications, Inc.	3,963	200,171
Windstream Holdings, Inc.	821	7,020
		581,830
Utilities (3.2%)
AES Corp.	852	12,005
AGL Resources, Inc.	164	7,849
Ameren Corp.	335	12,120
American Electric Power Co., Inc.	674	31,570
CenterPoint Energy, Inc.	593	14,588
CMS Energy Corp.	367	10,078
Consolidated Edison, Inc.	405	23,579
Dominion Resources, Inc.	802	51,127
DTE Energy Co.	242	16,732
Duke Energy Corp.	977	70,079
Edison International	451	22,113
Entergy Corp.	246	15,921
Equities Corp.	208	17,807
Exelon Corp.	1,186	33,848
FirstEnergy Corp.	578	21,889
Integrys Energy Group, Inc.	110	6,455
NextEra Energy, Inc.	587	49,748
NiSource, Inc.	433	13,648
Northeast Utilities	435	18,657
NRG Energy, Inc.	447	12,753
ONEOK, Inc.	285	16,103
Pepco Holdings, Inc.	345	6,652
PG&E Corp.	616	25,780
Pinnacle West Capital Corp.	152	8,517
PPL Corp.	874	26,771
Public Service Enterprise Group, Inc.	701	23,484
SCANA Corp.	194	9,046
Sempra Energy	314	28,617
Southern Co.	1,210	49,501
TECO Energy, Inc.	283	4,859

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
Wisconsin Energy Corp.	315	13,265
Xcel Energy, Inc.	688	19,856
		695,017
TOTAL COMMON STOCKS (Cost $20,229,368)		21,614,815

TOTAL INVESTMENTS (Cost $20,229,368) — 99.8%		21,614,815
Other Net Assets (Liabilities):
Written Call Options — (0.9)%		(202,798)
Other Net Assets — 1.1%		229,973
Total Other Net Assets (Liabilities) — 0.2%		27,175
NET ASSETS — 100.0%		$21,641,990

*	Non-income producing security

The Horizons S&P 500 Covered Call ETF invested in the following sectors as of October 31, 2013:

	Value	% of Net Assets
Information Technology	$3,842,180	17.7%
Financials	3,414,995	15.7%
Health Care	2,827,619	13.1%
Consumer Discretionary	2,714,272	12.5%
Industrials	2,350,609	10.9%
Energy	2,259,495	10.4%
Consumer Staples	2,177,172	10.1%
Materials	751,626	3.5%
Utilities	695,017	3.2%
Telecommunication Services	581,830	2.7%
Written Call Options	(202,798)	(0.9%)
Other Net Assets	229,973	1.1%
Total	$21,641,990	100.0%

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	October 31, 2013 (Unaudited)

Number of Contracts		Value ($)
Written Call Options (-0.9%)
(7)	3M Co., Strike @ 125 Exp 11/16/13	(1,305)
(17)	Abbott Laboratories, Strike @ 38 Exp 11/16/13	(111)
(18)	Abbvie, Inc., Strike @ 50 Exp 11/16/13	(630)
(1)	Abercrombie & Fitch Co., Strike @ 37 Exp 11/16/13	(206)
(8)	Accenture PLC, Strike @ 75 Exp 11/16/13	(260)
(3)	ACE, Ltd., Strike @ 97.5 Exp 11/16/13	(105)
(2)	Actavis, Inc., Strike @ 155 Exp 11/16/13	(525)
(3)	Adobe Systems, Inc., Strike @ 52.5 Exp 11/16/13	(615)
(4)	Aetna, Inc., Strike @ 65 Exp 11/16/13	(94)
(5)	AFLAC, Inc., Strike @ 67.5 Exp 11/16/13	(48)
(4)	Agilent Technologies, Inc., Strike @ 55 Exp 11/16/13	(62)
(2)	Air Products & Chemicals, Inc., Strike @ 115 Exp 11/16/13	(40)
(2)	Akamai Technologies, Inc., Strike @ 55 Exp 11/16/13	(7)
(2)	Alexion Pharmaceuticals, Inc., Strike @ 115 Exp 11/16/13	(1,969)
(1)	Allegheny Technologies, Inc., Strike @ 32.5 Exp 11/16/13	(120)
(4)	Allergan, Inc., Strike @ 95 Exp 11/16/13	(60)
(4)	Allstate Corp., Strike @ 55 Exp 11/16/13	(46)
(4)	Altera Corp., Strike @ 39 Exp 11/16/13	(10)
(15)	Altria Group, Inc., Strike @ 36 Exp 11/16/13	(1,979)
(51)	Amazon.com, Inc. MINI, Strike @ 340 Exp 11/16/13	(13,336)
(4)	American Electric Power Co., Inc., Strike @ 45 Exp 11/16/13	(740)
(12)	American Express Co., Strike @ 82.5 Exp 11/16/13	(936)
(14)	American International Group, Inc., Strike @ 52.5 Exp 11/16/13	(1,035)
(5)	American Tower Corp., Strike @ 82.5 Exp 11/16/13	(113)
(1)	Ameriprise Financial, Inc., Strike @ 100 Exp 11/16/13	(170)
(2)	AmerisourceBergen Corp., Strike @ 65 Exp 11/16/13	(210)
(10)	Amgen, Inc., Strike @ 120 Exp 11/16/13	(540)
(2)	Amphenol Corp., Strike @ 85 Exp 11/16/13	(20)
(6)	Anadarko Petroleum Corp., Strike @ 100 Exp 11/16/13	(534)
(4)	Analog Devices, Inc., Strike @ 49 Exp 11/16/13	(340)
(4)	AON PLC, Strike @ 77.5 Exp 11/16/13	(880)
(4)	Apache Corp., Strike @ 92.5 Exp 11/16/13	(168)
(2)	Apartment Investment and Management, Inc., Strike @ 30 Exp 11/16/13	(10)
(125)	Apple, Inc. MINI, Strike @ 535 Exp 11/16/13	(5,937)
(16)	Applied Materials, Inc., Strike @ 19 Exp 11/16/13	(88)
(9)	Archer-Daniels-Midland Co., Strike @ 40 Exp 11/16/13	(1,210)
(1)	Assurant, Inc., Strike @ 60 Exp 11/16/13	(30)
(51)	AT&T, Inc., Strike @ 35 Exp 11/16/13	(6,859)
(2)	Autodesk, Inc., Strike @ 42 Exp 11/16/13	(29)
(4)	Automatic Data Processing, Inc., Strike @ 75 Exp 11/16/13	(320)
(1)	AvalonBay Communities, Inc., Strike @ 135 Exp 11/16/13	(5)
(1)	Avery Dennison Corp., Strike @ 45 Exp 11/16/13	(213)
(6)	Avon Products, Inc., Strike @ 23 Exp 11/16/13	(15)
(5)	Baker Hughes, Inc., Strike @ 57.5 Exp 11/16/13	(683)
(2)	Ball Corp., Strike @ 47 Exp 11/16/13	(410)
(130)	Bank of America Corp., Strike @ 15 Exp 11/16/13	(325)
(14)	Bank of New York Mellon Corp., Strike @ 32 Exp 11/16/13	(476)
(6)	Baxter International, Inc., Strike @ 67.5 Exp 11/16/13	(132)
(2)	Beam, Inc., Strike @ 72.5 Exp 11/16/13	(40)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(1)	Becton Dickinson & Co., Strike @ 105 Exp 11/16/13	(183)
(2)	Bed Bath & Beyond, Inc., Strike @ 77.5 Exp 11/16/13	(223)
(1)	Bemis Co., Inc., Strike @ 40 Exp 11/16/13	(45)
(24)	Berkshire Hathaway, Inc., Strike @ 120 Exp 11/16/13	(168)
(3)	Best Buy Co., Inc., Strike @ 46 Exp 11/16/13	(78)
(3)	Biogen Idec, Inc., Strike @ 260 Exp 11/16/13	(300)
(1)	BlackRock, Inc., Strike @ 310 Exp 11/16/13	(165)
(1)	BorgWarner, Inc., Strike @ 110 Exp 11/16/13	(25)
(1)	Boston Properties, Inc., Strike @ 110 Exp 11/16/13	(28)
(15)	Boston Scientific Corp., Strike @ 13 Exp 11/16/13	(15)
(14)	Bristol-Myers Squibb Co., Strike @ 50 Exp 11/16/13	(3,751)
(7)	Broadcom Corp., Strike @ 29 Exp 11/16/13	(49)
(2)	Cablevision Systems Corp., Strike @ 17 Exp 11/16/13	(35)
(4)	Cabot Oil & Gas Corp., Strike @ 37.5 Exp 11/16/13	(70)
(3)	Cameron International Corp., Strike @ 67.5 Exp 11/16/13	(8)
(2)	Campbell Soup Co., Strike @ 43 Exp 11/16/13	(85)
(8)	Capital One Financial Corp., Strike @ 75 Exp 11/16/13	(16)
(4)	Cardinal Health, Inc., Strike @ 57.5 Exp 11/16/13	(610)
(2)	CareFusion Corp., Strike @ 41 Exp 11/16/13	(45)
(2)	CarMax, Inc., Strike @ 50 Exp 11/16/13	(25)
(6)	Carnival Corp., Strike @ 34 Exp 11/16/13	(570)
(5)	Caterpillar, Inc., Strike @ 87.5 Exp 11/16/13	(38)
(3)	CBRE Group, Inc., Strike @ 24 Exp 11/16/13	(75)
(5)	CBS Corp., Strike @ 60 Exp 11/16/13	(525)
(5)	Celgene Corp., Strike @ 165 Exp 11/16/13	(195)
(3)	CenterPoint Energy, Inc., Strike @ 25 Exp 11/16/13	(90)
(7)	CenturyLink, Inc., Strike @ 34 Exp 11/16/13	(403)
(3)	Cerner Corp., Strike @ 60 Exp 11/16/13	(30)
(2)	C.H. Robinson Worldwide, Inc., Strike @ 62.5 Exp 11/16/13	(160)
(1)	C.R. Bard, Inc., Strike @ 125 Exp 11/16/13	(1,109)
(4)	CA, Inc., Strike @ 31 Exp 11/16/13	(400)
(5)	Chesapeake Energy Corp., Strike @ 30 Exp 11/16/13	(125)
(14)	Chevron Corp., Strike @ 120 Exp 11/16/13	(2,057)
(3)	Chubb Corp., Strike @ 95 Exp 11/16/13	(42)
(3)	CIGNA Corp., Strike @ 80 Exp 11/16/13	(78)
(1)	Cincinnati Financial Corp., Strike @ 50 Exp 11/16/13	(65)
(74)	Cisco Systems, Inc., Strike @ 24 Exp 11/16/13	(1,590)
(38)	Citigroup, Inc., Strike @ 52.5 Exp 11/16/13	(133)
(2)	Citrix Systems, Inc., Strike @ 60 Exp 11/16/13	(60)
(2)	Cliffs Natural Resources, Inc., Strike @ 25 Exp 11/16/13	(248)
(1)	Clorox Co., Strike @ 87.5 Exp 11/16/13	(300)
(4)	CME Group, Inc., Strike @ 80 Exp 11/16/13	(70)
(3)	Coach, Inc., Strike @ 57.5 Exp 11/16/13	(8)
(36)	Coca-Cola Co., Strike @ 39 Exp 11/16/13	(2,915)
(2)	Coca-Cola Enterprises, Inc., Strike @ 43 Exp 11/16/13	(55)
(4)	Cognizant Technology Solutions Corp., Strike @ 90 Exp 11/16/13	(600)
(12)	Colgate-Palmolive Co., Strike @ 65 Exp 11/16/13	(804)
(36)	Comcast Corp., Strike @ 49 Exp 11/16/13	(864)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(2)	Comerica, Inc., Strike @ 43 Exp 11/16/13	(156)
(1)	Computer Science Corp., Strike @ 55 Exp 11/16/13	(3)
(5)	ConAgra Foods, Inc., Strike @ 32 Exp 11/16/13	(138)
(14)	ConocoPhillips, Strike @ 75 Exp 11/16/13	(385)
(3)	CONSOL Energy, Inc., Strike @ 41 Exp 11/16/13	(12)
(3)	Consolidated Edison, Inc., Strike @ 57.5 Exp 11/16/13	(285)
(1)	Constellation Brands, Inc., Strike @ 65 Exp 11/16/13	(120)
(9)	Corning, Inc., Strike @ 15 Exp 11/16/13	(1,894)
(6)	Costco Wholesale Corp., Strike @ 120 Exp 11/16/13	(264)
(6)	Covidien PLC, Strike @ 65 Exp 11/16/13	(405)
(4)	Crown Castle International Corp., Strike @ 80 Exp 11/16/13	(50)
(2)	Cummins, Inc., Strike @ 140 Exp 11/16/13	(15)
(13)	CVS Caremark Corp., Strike @ 62.5 Exp 11/16/13	(1,390)
(3)	D.R. Horton, Inc., Strike @ 20 Exp 11/16/13	(129)
(8)	Danaher Corp., Strike @ 75 Exp 11/16/13	(100)
(1)	Darden Restaurant, Inc., Strike @ 55 Exp 11/16/13	(10)
(2)	DaVita Healthcare Partners, Inc., Strike @ 60 Exp 11/16/13	(70)
(4)	Deere & Co., Strike @ 85 Exp 11/16/13	(60)
(3)	Delphi Automotive PLC, Strike @ 62.5 Exp 11/16/13	(30)
(9)	Delta Air Lines, Inc., Strike @ 26 Exp 11/16/13	(738)
(5)	Denbury Resources, Inc., Strike @ 20 Exp 11/16/13	(100)
(4)	Devon Energy Corp., Strike @ 65 Exp 11/16/13	(334)
(7)	DIRECTV, Strike @ 65 Exp 11/16/13	(364)
(5)	Discover Financial Services, Inc., Strike @ 55 Exp 11/16/13	(63)
(3)	Discovery Communications, Inc., Strike @ 85 Exp 11/16/13	(1,319)
(3)	Dollar General Corp., Strike @ 60 Exp 11/16/13	(120)
(2)	Dollar Tree, Inc., Strike @ 60 Exp 11/16/13	(80)
(7)	Dominion Resources, Inc., Strike @ 65 Exp 11/16/13	(315)
(2)	Dover Corp., Strike @ 90 Exp 11/16/13	(505)
(2)	DTE Energy Co., Strike @ 70 Exp 11/16/13	(85)
(5)	Duke Energy Corp., Strike @ 70 Exp 11/16/13	(975)
(3)	E*Trade Finance Corp., Strike @ 18 Exp 11/16/13	(27)
(6)	E.I. du Pont de Nemours & Co., Strike @ 60 Exp 11/16/13	(876)
(2)	Eastman Chemical Co., Strike @ 85 Exp 11/16/13	(35)
(5)	Eaton Corp. PLC, Strike @ 70 Exp 11/16/13	(800)
(12)	eBay, Inc., Strike @ 52.5 Exp 11/16/13	(1,223)
(2)	Ecolab, Inc., Strike @ 105 Exp 11/16/13	(405)
(4)	Edison International, Strike @ 50 Exp 11/16/13	(90)
(1)	Edwards Lifescience Corp., Strike @ 80 Exp 11/16/13	(3)
(4)	Electronic Arts, Inc., Strike @ 27 Exp 11/16/13	(178)
(10)	Eli Lilly & Co., Strike @ 50 Exp 11/16/13	(485)
(25)	EMC Corp., Strike @ 25 Exp 11/16/13	(238)
(9)	Emerson Electric Co., Strike @ 67.5 Exp 11/16/13	(720)
(3)	Ensco PLC, Strike @ 57.5 Exp 11/16/13	(293)
(2)	Entergy Corp., Strike @ 67.5 Exp 11/16/13	(20)
(3)	EOG Resources, Inc., Strike @ 190 Exp 11/16/13	(417)
(2)	Equities Corp., Strike @ 95 Exp 11/16/13	(25)
(4)	Equity Residential, Strike @ 57.5 Exp 11/16/13	(10)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(3)	Estee Lauder Cos., Strike @ 75 Exp 11/16/13	(38)
(11)	Exelon Corp., Strike @ 30 Exp 11/16/13	(83)
(1)	Expedia, Inc., Strike @ 50 Exp 11/16/13	(895)
(2)	Expeditor International of Washington, Inc., Strike @ 45 Exp 11/16/13	(310)
(9)	Express Scripts Holding, Inc., Strike @ 65 Exp 11/16/13	(162)
(60)	Exxon Mobil Corp., Strike @ 90 Exp 11/16/13	(3,179)
(1)	F5 Networks, Inc., Strike @ 95 Exp 11/16/13	(11)
(1)	Family Dollar Stores, Inc., Strike @ 75 Exp 11/16/13	(23)
(3)	Fastenal Co., Strike @ 50 Exp 11/16/13	(255)
(4)	FedEx Corp., Strike @ 130 Exp 11/16/13	(1,199)
(3)	Fidelity National Information Services, Inc., Strike @ 48 Exp 11/16/13	(348)
(3)	FirstEnergy Corp., Strike @ 38 Exp 11/16/13	(150)
(1)	Fiserv, Inc., Strike @ 105 Exp 11/16/13	(128)
(1)	FLIR Systems, Inc., Strike @ 30 Exp 11/16/13	(10)
(1)	Flowserve Corp., Strike @ 65 Exp 11/16/13	(485)
(2)	Fluor Corp., Strike @ 80 Exp 11/16/13	(65)
(1)	FMC Corp., Strike @ 75 Exp 11/16/13	(30)
(2)	FMC Technologies, Inc., Strike @ 60 Exp 11/16/13	(5)
(44)	Ford Motor Co., Strike @ 18 Exp 11/16/13	(242)
(3)	Forest Laboratories, Inc., Strike @ 47 Exp 11/16/13	(285)
(4)	Franklin Resources, Inc., Strike @ 55 Exp 11/16/13	(180)
(11)	Freeport-McMoRan Copper & Gold, Inc., Strike @ 36 Exp 11/16/13	(1,275)
(1)	Gamestop Corp., Strike @ 55 Exp 11/16/13	(132)
(3)	Gannett Co., Inc., Strike @ 29 Exp 11/16/13	(60)
(3)	Gap, Inc., Strike @ 39 Exp 11/16/13	(68)
(1)	Garmin, Ltd., Strike @ 50 Exp 11/16/13	(13)
(3)	General Dynamics Corp., Strike @ 90 Exp 11/16/13	(45)
(98)	General Electric Co., Strike @ 26 Exp 11/16/13	(4,458)
(7)	General Mills, Inc., Strike @ 50 Exp 11/16/13	(567)
(13)	General Motors Co., Strike @ 38 Exp 11/16/13	(475)
(2)	Genuine Parts Co., Strike @ 80 Exp 11/16/13	(140)
(4)	Genworth Financial, Inc., Strike @ 14 Exp 11/16/13	(260)
(16)	Gilead Sciences, Inc., Strike @ 70 Exp 11/16/13	(3,215)
(5)	Goldman Sachs Group, Inc., Strike @ 165 Exp 11/16/13	(435)
(3)	Goodyear Tire & Rubber Co., Strike @ 24 Exp 11/16/13	(8)
(10)	Google, Inc. MINI, Strike @ 20 Exp 11/16/13	(2,064)
(3)	H&R Block, Inc., Strike @ 30 Exp 11/16/13	(38)
(11)	Halliburton Co., Strike @ 55 Exp 11/16/13	(374)
(3)	Harley-Davidson, Inc., Strike @ 70 Exp 11/16/13	(17)
(1)	Harris Corp., Strike @ 60 Exp 11/16/13	(228)
(6)	Hartford Financial Service Group, Inc., Strike @ 36 Exp 11/16/13	(33)
(1)	Hasbro, Inc., Strike @ 47.5 Exp 11/16/13	(440)
(6)	HCP, Inc., Strike @ 45 Exp 11/16/13	(15)
(3)	Health Care REIT, Inc., Strike @ 67.5 Exp 11/16/13	(45)
(1)	Helmerich & Payne, Inc., Strike @ 80 Exp 11/16/13	(65)
(3)	Hess Corp., Strike @ 85 Exp 11/16/13	(111)
(19)	Hewlett-Packard Co., Strike @ 24 Exp 11/16/13	(1,453)
(10)	Honeywell International, Inc., Strike @ 87.5 Exp 11/16/13	(725)
(2)	Hospira, Inc., Strike @ 45 Exp 11/16/13	(20)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(7)	Host Hotels & Resorts, Inc., Strike @ 19 Exp 11/16/13	(140)
(2)	Humana, Inc., Strike @ 97.5 Exp 11/16/13	(115)
(5)	Illinois Tool Works, Inc., Strike @ 80 Exp 11/16/13	(225)
(3)	Ingersoll-Rand PLC, Strike @ 70 Exp 11/16/13	(90)
(1)	Integrys Energy Group, Inc., Strike @ 60 Exp 11/16/13	(28)
(58)	Intel Corp., Strike @ 24 Exp 11/16/13	(3,073)
(1)	Intercontinental Exchange, Inc., Strike @ 200 Exp 11/16/13	(143)
(6)	International Business Machines Corp., Strike @ 180 Exp 11/16/13	(855)
(1)	International Flavors & Fragrance, Inc., Strike @ 85 Exp 11/16/13	(83)
(3)	International Game Technology, Strike @ 20 Exp 11/16/13	(113)
(6)	International Paper Co., Strike @ 47 Exp 11/16/13	(48)
(3)	Intuit, Inc., Strike @ 70 Exp 11/16/13	(570)
(5)	Invesco, Ltd., Strike @ 34 Exp 11/16/13	(300)
(1)	Iron Mountain, Inc., Strike @ 27.5 Exp 11/16/13	(58)
(2)	Jabil Circuit, Inc., Strike @ 23 Exp 11/16/13	(5)
(1)	Jacobs Engineering Group, Inc., Strike @ 65 Exp 11/16/13	(10)
(2)	JDS Uniphase Corp., Strike @ 16 Exp 11/16/13	(5)
(27)	Johnson & Johnson, Strike @ 92.5 Exp 11/16/13	(2,564)
(9)	Johnson Controls, Inc., Strike @ 45 Exp 11/16/13	(1,462)
(1)	Joy Global, Inc., Strike @ 55 Exp 11/16/13	(235)
(43)	JPMorgan Chase & Co., Strike @ 55 Exp 11/16/13	(237)
(6)	Juniper Networks, Inc., Strike @ 22 Exp 11/16/13	(6)
(1)	Kansas City Southern Industries, Inc., Strike @ 120 Exp 11/16/13	(283)
(3)	Kellogg Co., Strike @ 62.5 Exp 11/16/13	(420)
(3)	Kimberly-Clark Corp., Strike @ 100 Exp 11/16/13	(2,489)
(1)	KLA-Tencor Corp., Strike @ 65 Exp 11/16/13	(140)
(2)	Kohl's Corp., Strike @ 55 Exp 11/16/13	(525)
(7)	Kraft Foods Group, Inc., Strike @ 55 Exp 11/16/13	(333)
(5)	Kroger Co., Strike @ 43 Exp 11/16/13	(225)
(2)	L Brands, Inc., Strike @ 60 Exp 11/16/13	(630)
(1)	L-3 Communications Holdings, Inc., Strike @ 100 Exp 11/16/13	(133)
(1)	Laboratory Corp. of America Holdings, Strike @ 105 Exp 11/16/13	(18)
(1)	Lam Research Corp., Strike @ 55 Exp 11/16/13	(75)
(1)	Legg Mason, Inc., Strike @ 38 Exp 11/16/13	(95)
(1)	Leggett & Platt, Inc., Strike @ 30 Exp 11/16/13	(35)
(2)	Lennar Corp., Strike @ 38 Exp 11/16/13	(47)
(4)	Leucadia National Corp., Strike @ 30 Exp 11/16/13	(50)
(3)	Lincoln National Corp., Strike @ 47 Exp 11/16/13	(89)
(3)	Linear Technology Corp., Strike @ 40 Exp 11/16/13	(398)
(3)	Lockheed Martin Corp., Strike @ 135 Exp 11/16/13	(285)
(4)	Loews Corp., Strike @ 50 Exp 11/16/13	(60)
(3)	Lorillard, Inc., Strike @ 47.5 Exp 11/16/13	(1,109)
(14)	Lowe's Cos., Inc., Strike @ 50 Exp 11/16/13	(993)
(5)	Lyondellbasell Industries NV, Strike @ 80 Exp 11/16/13	(50)
(1)	M&T Bank Corp., Strike @ 115 Exp 11/16/13	(45)
(5)	Macy's, Inc., Strike @ 47 Exp 11/16/13	(433)
(9)	Marathon Oil Corp., Strike @ 37 Exp 11/16/13	(144)
(4)	Marathon Petroleum Corp., Strike @ 75 Exp 11/16/13	(250)
(2)	Marriott International, Inc., Strike @ 45 Exp 11/16/13	(160)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(5)	Marsh & McLennan Cos., Inc., Strike @ 46 Exp 11/16/13	(325)
(4)	Masco Corp., Strike @ 21 Exp 11/16/13	(250)
(1)	Mastercard, Inc., Strike @ 735 Exp 11/16/13	(548)
(4)	Mattel, Inc., Strike @ 44 Exp 11/16/13	(320)
(1)	McCormick & Co., Strike @ 70 Exp 11/16/13	(43)
(13)	McDonald's Corp., Strike @ 97.5 Exp 11/16/13	(657)
(3)	McGraw-Hill Cos., Inc., Strike @ 72.5 Exp 11/16/13	(68)
(3)	McKesson Corp., Strike @ 150 Exp 11/16/13	(2,114)
(2)	Mead Johnson Nutrition Co., Strike @ 80 Exp 11/16/13	(596)
(2)	MeadWestvaco Corp., Strike @ 40 Exp 11/16/13	(10)
(11)	Medtronic, Inc., Strike @ 57.5 Exp 11/16/13	(743)
(40)	Merck & Co., Inc., Strike @ 49 Exp 11/16/13	(60)
(11)	MetLife, Inc., Strike @ 50 Exp 11/16/13	(72)
(2)	Microchip Technology, Inc., Strike @ 41 Exp 11/16/13	(430)
(10)	Micron Technology, Inc., Strike @ 18 Exp 11/16/13	(435)
(92)	Microsoft Corp., Strike @ 36 Exp 11/16/13	(2,253)
(2)	Molson Coors Brewing Co., Strike @ 55 Exp 11/16/13	(140)
(19)	Mondelez International, Inc., Strike @ 33 Exp 11/16/13	(2,184)
(7)	Monsanto Co., Strike @ 110 Exp 11/16/13	(305)
(1)	Monster Beverage Corp., Strike @ 62.5 Exp 11/16/13	(45)
(2)	Moody's Corp., Strike @ 75 Exp 11/16/13	(26)
(19)	Morgan Stanley, Strike @ 31 Exp 11/16/13	(57)
(2)	Motorola Solutions, Inc., Strike @ 62.5 Exp 11/16/13	(199)
(2)	Murphy Oil Corp., Strike @ 65 Exp 11/16/13	(15)
(5)	Mylan Laboratories, Inc., Strike @ 42 Exp 11/16/13	(20)
(2)	Nabors Industries, Ltd., Strike @ 18 Exp 11/16/13	(42)
(5)	National Oilwell Varco, Inc., Strike @ 85 Exp 11/16/13	(120)
(3)	NetApp, Inc., Strike @ 43 Exp 11/16/13	(101)
(3)	Newell Rubbermaid, Inc., Strike @ 30 Exp 11/16/13	(90)
(1)	Newfield Exploration Co., Strike @ 32 Exp 11/16/13	(50)
(6)	Newmont Mining Corp., Strike @ 29 Exp 11/16/13	(195)
(4)	News Corp., Strike @ 17 Exp 11/16/13	(330)
(5)	NextEra Energy, Inc., Strike @ 85 Exp 11/16/13	(563)
(2)	Nielsen Holdings NV, Strike @ 40 Exp 11/16/13	(95)
(4)	Nike, Inc., Strike @ 75 Exp 11/16/13	(610)
(3)	NiSource, Inc., Strike @ 32 Exp 11/16/13	(68)
(3)	Noble Corp., Strike @ 39 Exp 11/16/13	(45)
(3)	Noble Energy, Inc., Strike @ 72.5 Exp 11/16/13	(975)
(2)	Nordstrom, Inc., Strike @ 60 Exp 11/16/13	(282)
(3)	Norfolk Southern Corp., Strike @ 80 Exp 11/16/13	(1,889)
(3)	Northrop Grumman Corp., Strike @ 105 Exp 11/16/13	(945)
(4)	NRG Energy, Inc., Strike @ 29 Exp 11/16/13	(180)
(4)	Nucor Corp., Strike @ 52.5 Exp 11/16/13	(190)
(5)	NVIDIA Corp., Strike @ 16 Exp 11/16/13	(85)
(3)	NYSE Euronext, Strike @ 46 Exp 11/16/13	(23)
(8)	Occidental Petroleum Corp., Strike @ 100 Exp 11/16/13	(364)
(2)	ONEOK, Inc., Strike @ 57.5 Exp 11/16/13	(120)
(30)	Oracle Corp., Strike @ 33 Exp 11/16/13	(2,279)
(1)	O'Reilly Automotive, Inc., Strike @ 140 Exp 11/16/13	(3)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(2)	Owens- Illinois, Inc., Strike @ 32 Exp 11/16/13	(100)
(4)	PACCAR, Inc., Strike @ 60 Exp 11/16/13	(30)
(1)	Pall Corp., Strike @ 80 Exp 11/16/13	(148)
(1)	Parker Hannifin Corp., Strike @ 110 Exp 11/16/13	(740)
(1)	Patterson Cos., Inc., Strike @ 42 Exp 11/16/13	(88)
(4)	Paychex, Inc., Strike @ 42 Exp 11/16/13	(240)
(3)	Peabody Energy Corp., Strike @ 20 Exp 11/16/13	(96)
(1)	Pentair, Ltd., Strike @ 65 Exp 11/16/13	(260)
(21)	PepsiCo, Inc., Strike @ 85 Exp 11/16/13	(1,081)
(1)	PerkinElmer, Inc., Strike @ 40 Exp 11/16/13	(18)
(1)	Perrigo Co., Strike @ 135 Exp 11/16/13	(385)
(1)	PetSmart, Inc., Strike @ 75 Exp 11/16/13	(30)
(69)	Pfizer, Inc., Strike @ 31 Exp 11/16/13	(966)
(12)	Philip Morris International, Strike @ 87.5 Exp 11/16/13	(2,453)
(7)	Phillips 66, Strike @ 65 Exp 11/16/13	(770)
(1)	Pioneer Natural Resources, Strike @ 230 Exp 11/16/13	(228)
(2)	Pitney Bowes, Inc., Strike @ 21 Exp 11/16/13	(120)
(2)	Plum Creek Timber Co., Inc., Strike @ 50 Exp 11/16/13	(4)
(5)	PNC Financial Services Group, Strike @ 75 Exp 11/16/13	(178)
(1)	PPG Industries, Inc., Strike @ 180 Exp 11/16/13	(405)
(8)	PPL Corp., Strike @ 31 Exp 11/16/13	(120)
(2)	Praxair, Inc., Strike @ 125 Exp 11/16/13	(240)
(2)	Precision Castparts Corp., Strike @ 250 Exp 11/16/13	(1,239)
(2)	Principal Finance Group, Inc., Strike @ 47 Exp 11/16/13	(215)
(23)	Procter & Gamble Co., Strike @ 80 Exp 11/16/13	(3,254)
(5)	Prologis, Inc., Strike @ 41 Exp 11/16/13	(113)
(6)	Prudential Financial, Inc., Strike @ 85 Exp 11/16/13	(279)
(7)	Public Service Enterprise Group, Inc., Strike @ 35 Exp 11/16/13	(35)
(2)	Public Storage, Strike @ 175 Exp 11/16/13	(75)
(4)	Pulte Group, Inc., Strike @ 18 Exp 11/16/13	(136)
(1)	PVH Corp., Strike @ 125 Exp 11/16/13	(238)
(2)	QEP Resources, Inc., Strike @ 35 Exp 11/16/13	(70)
(15)	Qualcomm, Inc., Strike @ 70 Exp 11/16/13	(2,032)
(2)	Quanta Services, Inc., Strike @ 30 Exp 11/16/13	(140)
(2)	Quest Diagnostics, Inc., Strike @ 60 Exp 11/16/13	(190)
(2)	Range Resources Corp., Strike @ 82.5 Exp 11/16/13	(40)
(4)	Raytheon Co., Strike @ 80 Exp 11/16/13	(1,103)
(2)	Red Hat, Inc., Strike @ 46 Exp 11/16/13	(30)
(1)	Regeneron Pharmaceuticals, Inc., Strike @ 335 Exp 11/16/13	(165)
(1)	Robert Half International, Inc., Strike @ 45 Exp 11/16/13	(13)
(1)	Rockwell Automation, Inc., Strike @ 115 Exp 11/16/13	(108)
(1)	Rockwell Collins, Inc., Strike @ 75 Exp 11/16/13	(3)
(1)	Roper Industries, Inc., Strike @ 135 Exp 11/16/13	(25)
(2)	Ross Stores, Inc., Strike @ 75 Exp 11/16/13	(545)
(1)	Rowan Cos. PLC, Strike @ 38 Exp 11/16/13	(18)
(3)	Safeway, Inc., Strike @ 35 Exp 11/16/13	(285)
(6)	Salesforce.com, Inc., Strike @ 55 Exp 11/16/13	(435)
(2)	SanDisk Corp., Strike @ 70 Exp 11/16/13	(263)
(13)	Schlumberger, Ltd., Strike @ 95 Exp 11/16/13	(1,085)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(1)	Scripps Networks Interactive, Inc., Strike @ 80 Exp 11/16/13	(200)
(2)	Seagate Technology PLC, Strike @ 50 Exp 11/16/13	(109)
(2)	Sealed Air Corp., Strike @ 30 Exp 11/16/13	(130)
(3)	Sempra Energy, Strike @ 92.5 Exp 11/16/13	(225)
(1)	Sherwin-Williams Co., Strike @ 195 Exp 11/16/13	(123)
(1)	Sigma-Aldrich Corp., Strike @ 85 Exp 11/16/13	(188)
(4)	Simon Property Group, Inc., Strike @ 165 Exp 11/16/13	(28)
(4)	SLM Corp., Strike @ 26 Exp 11/16/13	(40)
(4)	Southwestern Energy Co., Strike @ 38 Exp 11/16/13	(208)
(9)	Spectra Energy Corp., Strike @ 36 Exp 11/16/13	(203)
(3)	St. Jude Medical, Inc., Strike @ 60 Exp 11/16/13	(45)
(1)	Stanley Black Decker, Inc., Strike @ 77.5 Exp 11/16/13	(228)
(5)	Staples, Inc., Strike @ 16 Exp 11/16/13	(225)
(10)	Starbucks Corp., Strike @ 82.5 Exp 11/16/13	(700)
(2)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 72.5 Exp 11/16/13	(382)
(6)	State Street Corp., Strike @ 72.5 Exp 11/16/13	(132)
(1)	Stericycle, Inc., Strike @ 120 Exp 11/16/13	(43)
(4)	Stryker Corp., Strike @ 75 Exp 11/16/13	(180)
(7)	SunTrust Banks, Inc., Strike @ 36 Exp 11/16/13	(11)
(7)	Symantec Corp., Strike @ 26 Exp 11/16/13	(11)
(8)	Sysco Corp., Strike @ 33 Exp 11/16/13	(340)
(3)	T. Rowe Price Group, Inc., Strike @ 80 Exp 11/16/13	(75)
(8)	Target Corp., Strike @ 67.5 Exp 11/16/13	(68)
(5)	TE Connectivity, Ltd., Strike @ 55 Exp 11/16/13	(50)
(1)	Tenet Healthcare Corp., Strike @ 50 Exp 11/16/13	(50)
(2)	Teradyne, Inc., Strike @ 18 Exp 11/16/13	(35)
(2)	Terdata Corp., Strike @ 45 Exp 11/16/13	(125)
(1)	Tesoro Corp., Strike @ 50 Exp 11/16/13	(139)
(15)	Texas Instruments, Inc., Strike @ 42 Exp 11/16/13	(1,004)
(2)	Textron, Inc., Strike @ 28 Exp 11/16/13	(204)
(2)	The ADT Corp., Strike @ 42 Exp 11/16/13	(340)
(7)	The Boeing Co., Strike @ 125 Exp 11/16/13	(4,112)
(10)	The Charles Schwab Corp., Strike @ 24 Exp 11/16/13	(75)
(16)	The Dow Chemical Co., Strike @ 43 Exp 11/16/13	(56)
(2)	The Hershey Co., Strike @ 100 Exp 11/16/13	(166)
(19)	The Home Depot, Inc., Strike @ 77.5 Exp 11/16/13	(2,355)
(1)	The J.M. Smucker Co., Strike @ 110 Exp 11/16/13	(188)
(1)	The Macerich Co., Strike @ 60 Exp 11/16/13	(28)
(3)	The Mosaic Co., Strike @ 47.5 Exp 11/16/13	(152)
(1)	The NASDAQ OMX Group, Inc., Strike @ 35 Exp 11/16/13	(85)
(16)	The Walt Disney Co., Strike @ 67.5 Exp 11/16/13	(3,247)
(4)	Thermo Fisher Scientific, Inc., Strike @ 100 Exp 11/16/13	(210)
(1)	Tiffany & Co., Strike @ 80 Exp 11/16/13	(85)
(3)	Time Warner Cable, Inc., Strike @ 125 Exp 11/16/13	(383)
(10)	Time Warner, Inc., Strike @ 70 Exp 11/16/13	(870)
(9)	TJX Cos., Inc., Strike @ 60 Exp 11/16/13	(1,169)
(3)	Travelers Companies, Inc., Strike @ 87.5 Exp 11/16/13	(150)
(1)	TripAdvisor, Inc., Strike @ 80 Exp 11/16/13	(430)
(27)	Twenty-First Century Fox, Strike @ 36 Exp 11/16/13	(338)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2013 (Unaudited)

Number of Contracts	Value ($)
Written Call Options, Continued
(6)	Tyco International, Ltd., Strike @ 37 Exp 11/16/13	(333)
(3)	Tyson Foods, Inc., Strike @ 30 Exp 11/16/13	(8)
(17)	U.S. BanCorp, Strike @ 38 Exp 11/16/13	(221)
(2)	U.S. Steel Corp., Strike @ 26 Exp 11/16/13	(60)
(5)	Union Pacific Corp., Strike @ 155 Exp 11/16/13	(308)
(10)	United Parcel Service, Inc., Strike @ 95 Exp 11/16/13	(3,449)
(10)	United Technologies Corp., Strike @ 110 Exp 11/16/13	(195)
(7)	UnitedHealth Group, Inc., Strike @ 72.5 Exp 11/16/13	(28)
(3)	Unum Group, Strike @ 33 Exp 11/16/13	(45)
(1)	Urban Outfitters, Inc., Strike @ 38 Exp 11/16/13	(65)
(7)	Valero Energy Corp., Strike @ 41 Exp 11/16/13	(721)
(1)	Varian Medical Systems, Inc., Strike @ 80 Exp 11/16/13	(5)
(4)	Ventas, Inc., Strike @ 70 Exp 11/16/13	(20)
(1)	VeriSign, Inc., Strike @ 55 Exp 11/16/13	(53)
(34)	Verizon Communications, Inc., Strike @ 50 Exp 11/16/13	(3,178)
(3)	Vertex Pharmaceuticals, Inc., Strike @ 82.5 Exp 11/16/13	(38)
(1)	VF Corp., Strike @ 210 Exp 11/16/13	(630)
(6)	Viacom, Inc., Strike @ 87.5 Exp 11/16/13	(270)
(7)	Visa, Inc., Strike @ 205 Exp 11/16/13	(546)
(2)	Vornado Realty Trust, Strike @ 90 Exp 11/16/13	(155)
(1)	Vulcan Materials Co., Strike @ 55 Exp 11/16/13	(90)
(9)	Walgreen Co., Strike @ 60 Exp 11/16/13	(567)
(22)	Wal-Mart Stores, Inc., Strike @ 77.5 Exp 11/16/13	(1,528)
(4)	Waste Management, Inc., Strike @ 43 Exp 11/16/13	(330)
(1)	Waters Corp., Strike @ 110 Exp 11/16/13	(13)
(4)	WellPoint, Inc., Strike @ 92.5 Exp 11/16/13	(10)
(48)	Wells Fargo & Co., Strike @ 43 Exp 11/16/13	(1,199)
(2)	Western Digital Corp., Strike @ 75 Exp 11/16/13	(100)
(5)	Western Union Corp., Strike @ 19 Exp 11/16/13	(13)
(6)	Weyerhaeuser Co., Strike @ 31 Exp 11/16/13	(165)
(1)	Whirlpool Corp., Strike @ 145 Exp 11/16/13	(348)
(5)	Whole Foods Market, Inc., Strike @ 67.5 Exp 11/16/13	(250)
(9)	Williams Cos., Inc., Strike @ 38 Exp 11/16/13	(99)
(1)	WPX Energy, Inc., Strike @ 22.5 Exp 11/16/13	(50)
(1)	Wyndham Worldwide Corp., Strike @ 65 Exp 11/16/13	(195)
(1)	Wynn Resorts, Ltd., Strike @ 180 Exp 11/16/13	(26)
(8)	Xerox Corp., Strike @ 11 Exp 11/16/13	(8)
(3)	XL Group PLC, Strike @ 33 Exp 11/16/13	(12)
(11)	Yahoo!, Inc., Strike @ 35 Exp 11/16/13	(226)
(6)	Yum! Brands, Inc., Strike @ 70 Exp 11/16/13	(189)
(1)	Zimmer Holdings, Inc., Strike @ 90 Exp 11/16/13	(35)
(1)	Zions BanCorp, Strike @ 30 Exp 11/16/13	(5)
(5)	Zoetis, Inc., Strike @ 34 Exp 11/16/13	(50)
Total Written Call Options (Premiums Received $(181,373))		$(202,798)

MINI    Mini Options are physically-settled option contracts overlying 10 shares of a security.

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF STATEMENT OF ASSETS AND LIABILITIES	October 31, 2013 (Unaudited)

Assets:
Investments, at value (Cost $20,229,368)	$21,614,815
Cash	234,247
Dividends and interest receivable	21,864
Receivable for investments sold	2,674
Total Assets	21,873,600

Liabilities:
Written options (Proceeds received $181,373)	202,798
Distributions payable	17,509
Management fees payable	11,303
Total Liabilities	231,610

Net Assets	$21,641,990

Net Assets consist of:
Capital	$20,260,712
Accumulated (distributions in excess of) net investment income	(36,848)
Accumulated net realized gains (loss) on investments	54,104
Net unrealized appreciation (depreciation) on investments	1,364,022
Net Assets	$21,641,990

Net Assets:	$21,641,990
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	502,500
Net Asset Value:	$43.07

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF STATEMENT OF OPERATIONS	October 31, 2013 (Unaudited)

For the period June 24, 2013(a) through October 31, 2013
Investment Income:
Dividend income	$130,865
Total Investment Income	130,865

Expenses:
Management fees	43,209
Other fees	76
Total Net Expenses	43,285

Net Investment Income (Loss)	87,580

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	343,202
Net realized gains (losses) on written options	(289,098)
Change in unrealized appreciation (depreciation) on investments and written options	1,364,022
Net Realized and Unrealized Gains (Losses) on Investments	1,418,126

Change in Net Assets Resulting From Operations	$1,505,706

(a)	Commencement of operations

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF STATEMENT OF CHANGES IN NET ASSETS	(Unaudited)

For the period June 24, 2013(a) through October 31, 2013
From Investment Activities:
Operations:
Net investment income	$87,580
Net realized gains (losses) on investments	343,202
Net realized gains (losses) on written options	(289,098)
Change in unrealized appreciation (depreciation) on investments and written options	1,364,022
Change in net assets resulting from operations	1,505,706

Distributions to Shareholders From:
Net investment income	(124,428)
Change in net assets from distributions	(124,428)

Capital Transactions:
Proceeds from shares issued	20,160,712
Change in net assets resulting from capital transactions	20,160,712
Change in net assets	21,541,990

Net Assets:
Beginning of period	100,000
End of period	$21,641,990
Accumulated (distributions in excess of) net investment income	$(36,848)

Share Transactions:
Issued	500,000
Change in shares	500,000

(a)	Commencement of operations

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF FINANCIAL HIGHLIGHTS	(Unaudited)

Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total return at market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000’s)	Portfolio Turnover(a)
Horizons S&P 500 Covered Call ETF
Class A
June 24, 2013(e) through October 31, 2013	$40.00	$0.20	$3.15	$3.35	$(0.28)	$—	$(0.28)	$43.07	8.39%	9.33%	0.65%	1.31%	$21,642	32%

(a)	Not annualized for periods less than one year

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale price, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year

(e)	Commencement of operations

See Notes to Financial Statements.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS	October 31, 2013 (Unaudited)

1.	Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its shares in three separate series: the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”), the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) and the Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. As of October 31, 2013, only the S&P 500 Fund has commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, a “Reference Index”). The Reference Index for the S&P 500 Fund is the S&P 500 Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.	Basis of Presentation and Significant Account Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. A Fund’s written options are valued using the midpoint between the last highest bid and last lowest ask quotations for the current day. Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Funds' Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds' Valuation Committee, in accordance with the Funds' Board-approved valuation guidelines, to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s underlying Reference Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s underlying Reference Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2013, for the S&P 500 Fund based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stock	$21,614,815	$—	$—	$21,614,815
Total Investment Securities	21,614,815	—	—	21,614,815
Other Financial Instruments:
Written Call Options	(202,798)	—	—	(202,798)
Total Investments	$21,412,017	$—	$—	$21,412,017

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. Each Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 during the period ended October 31, 2013.  As of October 31, 2013, no securities were categorized as Level 2 or Level 3.

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Reference Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in written options during the period ended October 31, 2013:

	Number of Contracts	Premiums Received
Options outstanding at June 24, 2013*	—	$—
Options written	(15,004)	(810,919)
Options closed	10,392	558,345
Options exercised	847	65,668
Options expired	125	5,534
Options outstanding at October 31, 2013	(3,100)	$(181,373)

*	Commencement of operations.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2013:

	Assets		Liabilities
Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$202,798

The following is a summary of the effect of options on the Statement of Operations, categorized by risk exposure, for the period ended October 31, 2013:

Primary Risk Exposure	Net realized gains (losses) on written options	Change in net unrealized appreciation (depreciation) on investments and written options
Equity Risk Exposure	$(289,098)	$(21,425)

The volume of options written by the S&P 500 Fund at October 31, 2013 is indicative of the volume of options throughout the period ended October 31, 2013.

Investment Transactions and Related Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

Each Fund declares and pays dividends on net investment income (including any net short-term capital gains recognized in connection with the Fund’s equity call option activities), if any, monthly. Each Fund also makes distributions of net capital gains, if any, at least annually.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain and lower capital loss when the shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income”.

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Sub-Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

3.	Transactions with Affiliates

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Funds pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Funds.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following rates: 0.65% of average daily net assets of the S&P 500 Fund.

Under the Advisory Agreement, the Adviser pays all expenses of each Fund other than the management fee, distribution fees and expenses pursuant to the Funds’ Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses. Therefore, other expenses of each Fund are expected to be less than 0.01% of average daily net assets.

Investment Sub-Advisory Agreement

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Funds’ Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s shares. The Distributor does not maintain any secondary market in Fund shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

The Board has determined that no payments will be made under the Distribution and Service Plan during the first 12 months of operations. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. Any forgone fees during the first 12 months will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Funds pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Funds' Adviser, Administrator and Distributor.

4.	Capital Share Transactions

Shares of each of the Funds, after commencing operations are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ shares trade at market prices rather than at their Net Asset Value (“NAV”), shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem shares on a continuous basis at NAV only in large blocks of shares, currently 50,000 shares (“Creation Unit”). Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2013 (Unaudited)

5.	Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus.

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in a Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in a Reference Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that a Reference Index is concentrated in a particular industry, the Funds also will be concentrated in that industry, which may subject the Funds to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Reference Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds' shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Funds' shares may trade at a premium or discount to NAV.

6.	Federal Income Tax Information

Cost for federal income tax purposes at October 31, 2013 is $20,253,404. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
S&P 500 Fund	$1,523,709	$(162,298)	$1,361,411

7.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events, except as set forth above that would require disclosure in the Funds’ financial statement through this date.

Exchange Traded Concepts Trust II DISCLOSURE OF FUND EXPENSES	October 31, 2013 (Unaudited)

All exchange traded funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of the other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that a Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for a Fund under “Actual Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess a Fund’s comparative cost by comparing the hypothetical results for a Fund in the “Hypothetical Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not your Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value	Actual Ending Account Value 10/31/2013	Hypothetical Ending Account Value	Actual Expenses Paid During the Period	Hypothetical Expenses Paid During the Period(*)	Annualized Expense Ratio During Period
S&P 500 Fund	$1,000.00	$1,083.90	$1,021.93	$2.41	$3.31	0.65%

(*)
The Fund commenced operations on June 24, 2013. Actual expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the actual days in the period. Hypothetical expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Exchange Traded Concepts Trust II OTHER INFORMATION

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500® and S&P 500 Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”).  The S&P 500 Stock Covered Call Index (the “Index”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The Horizons S&P 500 Covered Call ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”) or the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, "CBOE").  Neither S&P Dow Jones Indices nor CBOE make any representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market or market segment performance. S&P Dow Jones Indices’ and CBOE’s only relationship to Horizons with respect to the Index is providing calculation services for the Indicative Optimized Portfolio Values ("IOPV"), Index and/or the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices.  The IOPV and Index are determined, composed and calculated by S&P Dow Jones Indices and/or CBOE, as the case may be, without regard to Horizons or the ETF.  S&P Dow Jones Indices and CBOE  have no obligation to take the needs of Horizons or the owners of the ETF into consideration in determining, composing or calculating the IOPV and Index.  S&P Dow Jones Indices and CBOE are not responsible for and have not participated in the determination of the prices, and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF is to be converted into cash. S&P Dow Jones Indices and  CBOE are not responsible for and have not participated in the issuance or sale of the ETF, and have no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors.  Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices and CBOE to buy, sell, or hold such security, nor is it considered to be investment advice.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETF currently being issued by Horizons, but which may be similar to and competitive with the ETF.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.  It is possible that this trading activity will affect the value of the IOPV, Index and the ETF.

S&P DOW JONES INDICES AND CBOE DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETF ("VALUES AND DATA"), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA.  S&P DOW JONES INDICES AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES AND CBOE BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETF OR VALUES AND DATA.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

Approval of Investment Advisory Agreements

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, any investment advisory agreement for an investment company be specifically approved by: (i) the vote of the board of trustees of the company or by a vote of the shareholders of the company; and (ii) the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the board of trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees of Exchange Traded Concepts Trust II (the “Trust”) called and held meetings on September 26, 2012 and May 23, 2013 to consider whether to approve the following agreements (collectively, the “Agreements”):

•	an Advisory Agreement between the Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Horizons S&P 500 Covered Call ETF (the “Fund”); and

•	a Sub-Advisory Agreement between the Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) with respect to the Fund.

Prior to those meetings, the Board, including the Independent Trustees, received written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

In connection with the meetings, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions for the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meetings, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services To Be Provided by the Adviser and the Sub-Adviser

The Board considered the scope of services to be provided under the Advisory Agreement between the Trust and the Adviser noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure, including sub-adviser oversight. The Board also considered the Adviser’s experience working with exchange-traded funds, including its experience with another investment company overseen by the Board. The Adviser provided to the Board the Adviser’s response to a series of questions which included, among other things, information about the Adviser’s resources and the background and experience of the Adviser’s personnel. The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Continued)

The Board then considered the scope of services to be provided under the Sub-Advisory Agreement between the the Adviser and the Sub-Adviser, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s experience working with exchange-traded funds outside of the U.S. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund the Sub-Adviser.

Cost of Services To Be Provided

The Board reviewed the expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds, and concluded that the advisory fees were reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to the distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

Because the Fund is new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unitary fee structure of the Trust. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Advisory Agreement.

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that such fees reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board also considered that the Sub-Adviser’s fee schedule included breakpoints in which compensation paid by the Adviser to the Sub-Adviser would increase as Fund assets increase. The Board noted that the breakpoints were designed to reward the Sub-Adviser for Fund asset growth and did not impact the overall management fee to be paid by the Fund. The Board concluded that the sub-advisory fees were reasonable.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that each of the Adviser’s and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser: Exchange Traded Concepts, LLC 2545 S. Kelly Avenue, Suite C Edmond, OK 73013	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC One Bryant Park, 39th Floor 42nd Street and 6th Avenue New York, New York 10036

Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006-1806

Proxy Voting Information
A description of Exchange Traded Concept Trust II’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission's (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling  toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information
Exchange Traded Concepts Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2.  Code of Ethics.
Not applicable – only for annual reports.

Item 3.  Audit Committee Financial Expert.
Not applicable – only for annual reports.

Item 4.  Principal Accountant Fees and Services.
Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.
Not applicable.

Item 6.  Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	12/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	12/23/2013

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	1/3/2014